Other Assets - Summary of Other Assets (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Other Assets Current And Non Current [Abstract]
Prepayments	$ 2,160,016	$ 2,733,753
Refundable deposits	84,230	879,093
Other current assets	$ 2,244,246	$ 3,612,846